UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health

            Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments	BlackRock Health Sciences Trust (BME)

Common Stocks	Shares	Value
Biotechnology — 26.0%
AbbVie, Inc. (a)	59,786	$5,312,584
ACADIA Pharmaceuticals, Inc. (a)(b)	21,500	809,905
Acceleron Pharma, Inc. (a)(b)	52,200	1,948,104
Acerta Pharma BV, Series B, (Acquired 2/01/16, cost $986,402) (c)(d)	17,146,440	3,377,849
Agios Pharmaceuticals, Inc. (a)(b)	14,900	994,575
Alkermes PLC (a)(b)	26,700	1,357,428
Alnylam Pharmaceuticals, Inc. (a)(b)	44,300	5,204,807
Amgen, Inc. (a)	58,522	10,911,427
Aquinox Pharmaceuticals, Inc. (a)(b)	17,531	248,765
Avexis, Inc. (a)(b)	17,252	1,668,786
Biogen, Inc. (a)(b)	21,148	6,621,862
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	13,650	510,237
BioMarin Pharmaceutical, Inc. (a)(b)	27,200	2,531,504
Bioverativ, Inc. (a)(b)	8,074	460,783
Celgene Corp. (a)(b)	76,586	11,167,771
Clementia Pharmaceuticals, Inc. (a)(b)	10,235	172,869
FibroGen, Inc. (a)(b)	9,300	500,340
Galapagos NV, ADR (a)(b)	4,200	427,350
Genomic Health, Inc. (a)(b)	6,469	207,590
Gilead Sciences, Inc. (a)	45,400	3,678,308
Global Blood Therapeutics, Inc. (a)(b)	16,088	499,532
Halozyme Therapeutics, Inc. (a)(b)	46,300	804,231
Incyte Corp. (a)(b)	15,400	1,797,796
Insmed, Inc. (a)(b)	51,705	1,613,713
Iovance Biotherapeutics, Inc. (a)(b)	6,171	47,825
Karyopharm Therapeutics, Inc. (a)(b)	6,500	71,370
Myovant Sciences, Ltd. (a)(b)	29,453	455,638
Nightstar Therapeutics PLC, ADR (a)(b)	9,401	180,499
Ovid therapeutics, Inc. (a)(b)	4,488	38,462
Prothena Corp. PLC (a)(b)	2,244	145,344
Regeneron Pharmaceuticals, Inc. (a)(b)	6,858	3,066,349
REGENXBIO, Inc. (a)(b)	36,250	1,194,438
Sage Therapeutics, Inc. (a)(b)	9,519	593,034
Sarepta Therapeutics, Inc. (a)(b)	44,650	2,025,324
Seattle Genetics, Inc. (a)(b)	22,767	1,238,752
Spark Therapeutics, Inc. (a)(b)	9,010	803,332
Syndax Pharmaceuticals, Inc. (a)(b)	52,584	615,233
TESARO, Inc. (a)(b)	17,831	2,301,982
Tocagen, Inc. (a)(b)	11,583	144,324
Ultragenyx Pharmaceutical, Inc. (a)(b)	21,300	1,134,438

Common Stocks	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)(b)	54,505	$8,286,940

		85,171,400
Diversified Consumer Services — 0.5%
Service Corp. International (a)	43,300	1,493,850
Health Care Equipment & Supplies — 23.1%
Abbott Laboratories (a)	163,700	8,735,032
Align Technology, Inc. (a)(b)	2,800	521,556
Baxter International, Inc. (a)	133,500	8,377,125
Becton Dickinson & Co. (a)	15,033	2,945,716
Boston Scientific Corp. (a)(b)	353,784	10,319,879
Cooper Cos., Inc. (a)	4,815	1,141,685
Edwards Lifesciences Corp. (a)(b)	11,600	1,267,996
Hologic, Inc. (a)(b)	84,500	3,100,305
Intuitive Surgical, Inc. (a)(b)	4,900	5,124,812
iRhythm Technologies, Inc. (a)(b)	15,183	787,694
Masimo Corp. (a)(b)	30,000	2,596,800
Medtronic PLC (a)	161,100	12,528,747
Nevro Corp. (a)(b)	18,000	1,635,840
ResMed, Inc. (a)	35,400	2,724,384
Stryker Corp. (a)	72,500	10,296,450
Teleflex, Inc. (a)	5,200	1,258,244
Varian Medical Systems, Inc. (a)(b)	23,100	2,311,386

		75,673,651
Health Care Providers & Services — 26.2%
Aetna, Inc. (a)	44,311	7,045,892
Amedisys, Inc. (a)(b)	62,260	3,484,069
AmerisourceBergen Corp. (a)	12,600	1,042,650
Anthem, Inc. (a)	35,100	6,664,788
Centene Corp. (a)(b)	35,300	3,415,981
Cigna Corp. (a)	46,100	8,617,934
DaVita, Inc. (a)(b)	64,994	3,859,994
HCA Healthcare, Inc. (a)(b)	26,094	2,076,821
HealthEquity, Inc. (a)(b)	12,500	632,250
Humana, Inc. (a)	39,200	9,550,296
McKesson Corp. (a)	16,100	2,473,121
Quest Diagnostics, Inc. (a)	62,900	5,889,956
Teladoc, Inc. (a)(b)	39,100	1,296,165
UnitedHealth Group, Inc. (a)	136,402	26,714,332
Universal Health Services, Inc., Class B (a)	19,500	2,163,330
WellCare Health Plans, Inc. (a)(b)	6,300	1,081,962

		86,009,541
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. (a)	41,600	2,670,720
Thermo Fisher Scientific, Inc. (a)	25,800	4,881,360
Wuxi Biologics Cayman, Inc. (a)(b)(e)	98,000	498,826

		8,050,906

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Common Stocks	Shares	Value
Pharmaceuticals — 19.7%
Allergan PLC (a)	33,085	$6,780,771
AstraZeneca PLC (a)	56,876	3,782,334
AstraZeneca PLC — ADR (a)	54,200	1,836,296
Bristol-Myers Squibb Co. (a)	103,062	6,569,172
Chugai Pharmaceutical Co. Ltd. (a)	16,900	702,299
Daiichi Sankyo Co. Ltd. (a)	20,800	469,387
Dermira, Inc. (a)(b)	19,800	534,600
Eisai Co. Ltd. (a)	14,300	734,345
Eli Lilly & Co. (a)	64,200	5,491,668
GlaxoSmithKline PLC (a)	75,300	1,505,293
Jazz Pharmaceuticals PLC (a)(b)	3,200	468,000
Johnson & Johnson (a)	54,770	7,120,648
Mallinckrodt PLC (a)(b)	16,200	605,394
Merck & Co., Inc. (a)	96,600	6,185,298
Merck KGaA (a)	30,400	3,385,744
Novartis AG, ADR (a)	10,500	901,425
Novo Nordisk A/S, ADR (a)	43,500	2,094,525
Pfizer, Inc. (a)(f)	118,398	4,226,809
Reata Pharmaceuticals, Inc., Class A (a)(b)	5,860	182,246
Roche Holding AG (a)	9,600	2,453,953
Sanofi (a)	19,900	1,980,978
Sanofi — ADR (a)	49,000	2,439,710
Takeda Pharmaceutical Co. Ltd. (a)	15,600	862,616
Theravance Biopharma, Inc. (a)(b)	4,700	160,928
Zoetis, Inc. (a)	50,500	3,219,880

		64,694,319
Total Common Stocks — 98.0%		321,093,667

Other Interests	Investment Value (000)
Pharmaceuticals — 0.1%
Afferent Pharmaceuticals, Inc., Series C (c)	$190	490,613

Preferred Stock	Shares	Value
Biotechnology — 0.1%
Ovid Therapeutics Inc., (Acquired 8/7/15, Cost $503,166), 0.00% (b)(c)(d)	$37,565	$318,981
Total Preferred Securities — 0.1%		318,981

Rights
Biotechnology — 0.1%
Dyax Corp., CVR (Expires 12/31/19) (a)(b)(c)	61,727	141,355
Total Long-Term Investments (Cost — $209,047,568) — 98.3%		322,044,616

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (g)(h)	10,936,223	10,936,223
Total Short-Term Securities (Cost — $10,936,223) — 3.3%		10,936,223
Total Investments Before Options Written (Cost — $219,983,791) — 101.6%		332,980,839
Options Written (Premiums Received — $2,278,252) — (0.9)%		(2,874,525)
Total Investments, Net of Options Written (Cost — $217,705,539) — 100.7%		330,106,314
Liabilities in Excess of Other Assets — (0.7)%		(2,365,021)

Net Assets — 100.0%		$327,741,293

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	2

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $3,696,830 and an original cost of $1,489,568, which was 1.13% of its net assets.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(g)	Annualized 7-day yield as of period end.

(h)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,611,967	2,324,256	10,936,223	$10,936,223	$37,580		—	—
SL Liquidity Series, LLC, Money Market Series	126,889	(126,889)	—	—	1,584	[1]	—	—
Total				$10,936,223	$39,164		—	—

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
OTC	Over-the-Counter
USD	U.S. Dollar
ADR	American Depositary Receipts
OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Karyopham Terapeutics, Inc.	22	10/03/17	USD	8.36	USD	24	$(5,766)
Boston Scientific Corp.	161	10/06/17	USD	27.50	USD	470	(27,209)
Celgene Corp.	191	10/06/17	USD	135.00	USD	2,785	(205,803)
Cigna Corp.	101	10/06/17	USD	180.00	USD	1,888	(66,913)
Eli Lilly & Co.	144	10/06/17	USD	80.50	USD	1,232	(77,400)
Humana, Inc.	53	10/06/17	USD	255.00	USD	1,291	(1,855)

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Medtronic PLC	65	10/06/17	USD	80.00	USD	506	$(325)
Quest Diagnostics, Inc.	104	10/06/17	USD	105.40	USD	974	—
Zoetis, Inc.	66	10/06/17	USD	62.00	USD	421	(12,045)
Pfizer, Inc.	103	10/12/17	USD	33.75	USD	368	(20,332)
Amgen, Inc.	57	10/13/17	USD	190.00	USD	1,063	(6,298)
Biogen, Inc.	13	10/13/17	USD	327.50	USD	407	(1,820)
Jazz Pharmaceuticals PLC	15	10/13/17	USD	152.50	USD	219	(975)
Merck & Co., Inc.	73	10/13/17	USD	64.50	USD	467	(2,701)
Quest Diagnostics, Inc.	104	10/13/17	USD	105.40	USD	974	(2)
Regeneron Pharmaceuticals, Inc.	8	10/13/17	USD	515.00	USD	358	(1,200)
AbbVie, Inc.	68	10/20/17	USD	75.45	USD	604	(88,024)
Abbott Laboratories	143	10/20/17	USD	52.50	USD	763	(19,806)
Alkermes PLC	93	10/20/17	USD	50.00	USD	473	(18,135)
Alnylam Pharmaceuticals, Inc.	66	10/20/17	USD	80.00	USD	775	(249,480)
Aquinox Pharmaceuticals, Inc.	61	10/20/17	USD	15.00	USD	87	(1,372)
AstraZeneca PLC	189	10/20/17	USD	32.50	USD	640	(29,768)
Avexis, Inc.	60	10/20/17	USD	95.00	USD	580	(34,500)
Baxter International, Inc.	115	10/20/17	USD	62.50	USD	722	(11,845)
Becton Dickinson & Co.	59	10/20/17	USD	199.75	USD	1,156	(5,304)
BioMarin Pharmaceutical, Inc.	52	10/20/17	USD	85.00	USD	484	(44,720)
BioMarin Pharmaceutical, Inc.	16	10/20/17	USD	95.00	USD	149	(2,960)
Biohaven Pharmaceuticals Holdings Corp.	47	10/20/17	USD	40.00	USD	176	(12,690)
Bioverativ Inc.	28	10/20/17	USD	60.00	USD	160	(1,960)
Boston Scientific Corp.	160	10/20/17	USD	28.00	USD	467	(20,560)
Bristol-Myers Squibb Co.	195	10/20/17	USD	62.50	USD	1,243	(33,150)
Celgene Corp.	77	10/20/17	USD	145.00	USD	1,123	(24,063)
DaVita, Inc.	227	10/20/17	USD	60.00	USD	1,348	(27,808)
Eli Lilly & Co.	80	10/20/17	USD	85.00	USD	684	(12,160)
FibroGen, Inc.	32	10/20/17	USD	55.00	USD	172	(6,080)
Gilead Sciences, Inc.	122	10/20/17	USD	82.50	USD	988	(13,786)
Halozyme Therapeutics, Inc.	172	10/20/17	USD	13.15	USD	299	(72,806)
HealthEquity, Inc.	43	10/20/17	USD	50.00	USD	217	(8,277)
Hologic, Inc.	295	10/20/17	USD	39.00	USD	1,082	(3,687)
Humana, Inc.	43	10/20/17	USD	260.00	USD	1,048	(2,150)
Incyte Corp.	50	10/20/17	USD	125.00	USD	584	(6,750)
Insmed, Inc.	22	10/20/17	USD	36.00	USD	69	(440)
Insmed, Inc.	86	10/20/17	USD	33.00	USD	268	(3,870)
Mallinckrodt PLC	56	10/20/17	USD	45.00	USD	209	(560)
Merck & Co., Inc.	57	10/20/17	USD	65.00	USD	365	(2,337)
Novo Nordisk A/S	128	10/20/17	USD	50.00	USD	616	(3,200)
Pfizer, Inc.	112	10/20/17	USD	34.00	USD	400	(19,824)
Sanofi	171	10/20/17	USD	50.00	USD	851	(9,832)
Seattle Genetics, Inc.	79	10/20/17	USD	60.00	USD	430	(1,777)
Spark Therapeutics, Inc.	31	10/20/17	USD	85.00	USD	276	(21,390)
Teladoc, Inc.	91	10/20/17	USD	35.00	USD	302	(8,417)
Theravance Biopharma, Inc.	16	10/20/17	USD	35.00	USD	55	(1,520)
Thermo Fisher Scientific, Inc.	80	10/20/17	USD	195.00	USD	1,514	(5,400)
Universal Health Services, Inc., Class B	68	10/20/17	USD	115.00	USD	754	(4,760)
Varian Medical System, Inc.	80	10/20/17	USD	110.00	USD	800	(1,600)
WellCare Health Plans, Inc.	22	10/20/17	USD	180.00	USD	378	(2,860)
Zoetis, Inc.	110	10/20/17	USD	65.00	USD	701	(3,300)

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	4

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AbbVie, Inc.	63	10/27/17	USD	86.00	USD	560	$(23,940)
AmerisourceBergen Corp.	11	10/27/17	USD	82.50	USD	91	(2,090)
Baxter International, Inc.	42	10/27/17	USD	64.00	USD	264	(3,171)
Biogen, Inc.	19	10/27/17	USD	327.50	USD	595	(9,120)
Bristol-Myers Squibb Co.	83	10/27/17	USD	63.00	USD	529	(15,978)
HCA Holdings, Inc.	47	10/27/17	USD	81.00	USD	374	(6,932)
Merck & Co., Inc.	104	10/27/17	USD	65.50	USD	666	(5,460)
Regenxbio, Inc.	126	10/27/17	USD	26.25	USD	415	(86,574)
Sarepta Therapeutics, Inc.	14	10/27/17	USD	47.50	USD	64	(4,137)
TESARO, Inc.	62	10/27/17	USD	129.00	USD	800	(43,400)
Vertex Pharmaceuticals, Inc.	129	10/27/17	USD	170.00	USD	1,961	(10,642)
Johnson & Johnson	83	11/01/17	USD	132.50	USD	1,079	(9,854)
AbbVie, Inc.	39	11/03/17	USD	87.50	USD	347	(12,343)
Abbott Laboratories	121	11/03/17	USD	53.00	USD	646	(16,033)
Allergan PLC	52	11/03/17	USD	210.00	USD	1,066	(28,730)
Amgen, Inc.	72	11/03/17	USD	187.50	USD	1,342	(32,040)
Baxter International, Inc.	88	11/03/17	USD	64.00	USD	552	(6,996)
Humana, Inc.	22	11/03/17	USD	245.00	USD	536	(11,330)
Medtronic PLC	369	11/03/17	USD	80.00	USD	2,870	(21,402)
Pfizer, Inc.	4	11/03/17	USD	36.00	USD	14	(196)
Allergan PLC	63	11/10/17	USD	207.50	USD	1,291	(43,911)
Baxter International, Inc.	89	11/10/17	USD	62.50	USD	558	(14,596)
Humana, Inc.	19	11/10/17	USD	245.00	USD	463	(12,350)
McKesson Corp.	3	11/10/17	USD	157.50	USD	46	(1,185)
Regeneron Pharmaceuticals, Inc.	16	11/10/17	USD	450.00	USD	715	(29,040)
Pfizer, Inc.	13	11/13/17	USD	35.40	USD	46	(949)
ACADIA Pharmaceuticals, Inc.	61	11/17/17	USD	38.00	USD	230	(18,605)
AbbVie, Inc.	39	11/17/17	USD	87.50	USD	347	(14,138)
Agios Pharmaceuticals, Inc.	43	11/17/17	USD	60.00	USD	287	(36,765)
AmerisourceBergen Corp.	33	11/17/17	USD	85.00	USD	273	(6,187)
Amgen, Inc.	75	11/17/17	USD	175.00	USD	1,398	(98,813)
Baxter International, Inc.	133	11/17/17	USD	65.00	USD	835	(8,844)
Biogen, Inc.	42	11/17/17	USD	320.00	USD	1,315	(41,790)
Boston Scientific Corp.	193	11/17/17	USD	29.00	USD	563	(18,432)
Bristol-Myers Squibb Co.	83	11/17/17	USD	62.50	USD	529	(23,323)
Cigna Corp.	60	11/17/17	USD	185.00	USD	1,122	(37,650)
Cooper Companies, Inc.	11	11/17/17	USD	260.00	USD	261	(1,402)
Edwards Lifesciences Corp.	50	11/17/17	USD	115.00	USD	547	(12,250)
Gilead Sciences, Inc.	58	11/17/17	USD	85.00	USD	470	(8,700)
HCA Holdings, Inc.	44	11/17/17	USD	82.50	USD	350	(6,908)
Intuitive Surgical, Inc.	17	11/17/17	USD	1,010.00	USD	1,778	(100,385)
Johnson & Johnson	108	11/17/17	USD	135.00	USD	1,404	(8,262)
McKesson Corp.	53	11/17/17	USD	155.00	USD	814	(27,825)
Merck & Co., Inc.	104	11/17/17	USD	65.51	USD	666	(8,926)
Nevro Corp.	46	11/17/17	USD	95.00	USD	418	(17,020)
Novo Nordisk A/S	24	11/17/17	USD	50.00	USD	116	(2,520)
Sage Therapeutics, Inc.	55	11/17/17	USD	80.00	USD	343	(20,350)
Sarepta Therapeutics, Inc.	142	11/17/17	USD	44.00	USD	644	(77,745)
Vertex Pharmaceuticals, Inc.	63	11/17/17	USD	165.00	USD	958	(18,585)
iRhythm Technologies, Inc.	53	11/17/17	USD	50.00	USD	275	(20,140)
Abbott Laboratories	251	11/20/17	USD	52.51	USD	1,339	(45,975)
Global Blood Therapeutics, Inc.	56	12/15/17	USD	30.00	USD	174	(26,600)
Pfizer, Inc.	182	12/15/17	USD	36.00	USD	650	(12,740)
Total							$(2,446,851)

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ResMed, Inc.	UBS AG	12,300	10/17/17	USD	80.72	USD	947	$(3,598)
Amedisys, Inc.	UBS AG	21,700	10/25/17	USD	54.86	USD	1,214	(46,020)
Banco Santander SA	Credit Suisse International	6,900	10/25/17	EUR	82.99	EUR	581	(16,682)
Rogers Corp.	Goldman Sachs International	2,500	10/25/17	CHF	244.03	CHF	619	(15,305)
Dermira, Inc.	Barclays Bank PLC	6,900	10/27/17	USD	26.67	USD	186	(9,038)
Novartis AG — ADR	Citibank N.A.	3,600	10/31/17	USD	86.00	USD	309	(4,431)
Stryker Corp.	Barclays Bank PLC	11,700	11/02/17	USD	142.08	USD	1,662	(28,169)
Ultragenyx Pharmaceutical, Inc.	Barclays Bank PLC	7,400	11/02/17	USD	54.92	USD	394	(22,714)
Service Corp. International	Barclays Bank PLC	15,100	11/07/17	USD	34.95	USD	521	(8,242)
Masimo Corp.	Barclays Bank PLC	10,500	11/08/17	USD	88.07	USD	909	(38,426)
Agilent Technologies, Inc.	Citibank N.A.	14,300	11/10/17	USD	66.15	USD	918	(13,202)
AstraZeneca PLC	Goldman Sachs International	19,900	11/15/17	GBP	49.78	GBP	988	(37,916)
Chugai Pharmaceutical Co., Ltd.	UBS AG	5,900	11/16/17	JPY	4,769.13	JPY	27,589	(6,592)
Eisai Co., Ltd.	UBS AG	5,000	11/16/17	JPY	6,012.14	JPY	28,892	(3,901)
GlaxoSmithKline PLC	Goldman Sachs International	26,300	11/16/17	GBP	15.10	GBP	392	(5,120)
Rogers Corp.	Morgan Stanley & Co. International PLC	900	11/16/17	CHF	251.74	CHF	223	(3,039)
Takeda Pharmaceutical Co., Ltd.	UBS AG	5,400	11/16/17	JPY	6,280.91	JPY	33,600	(5,309)
Acceleron Pharma, Inc.	Citibank N.A.	17,200	11/20/17	USD	39.00	USD	642	(35,811)
Stryker Corp.	Citibank N.A.	13,600	11/27/17	USD	147.76	USD	1,931	(13,088)
Merck & Co., Inc.	Goldman Sachs International	10,600	11/29/17	EUR	98.28	EUR	999	(17,534)
Boston Scientific Corp.	Morgan Stanley & Co. International PLC	72,400	12/05/17	USD	28.75	USD	2,112	(93,537)
Total								$(427,674)

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	6

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Biotechnology	$81,793,551	—	$3,377,849	$85,171,400
Diversified Consumer Services	1,493,850	—	—	1,493,850
Health Care Equipment & Supplies	75,673,651	—	—	75,673,651
Health Care Providers & Services	86,009,541	—	—	86,009,541
Life Sciences Tools & Services	7,552,080	$498,826	—	8,050,906
Pharmaceuticals	48,817,370	15,876,949	—	64,694,319
Other Interests	—	—	490,613	490,613
Preferred Stock	—	—	318,981	318,981
Rights	—	—	141,355	141,355
Short-Term Securities	10,936,223	—	—	10,936,223

Total	$312,276,266	$16,375,775	$4,328,798	$332,980,839

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(2,102,340)	(772,185)	—	$(2,874,525)

[1] Derivative financial instruments are options written, which are shown at value.

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	7

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

During the period ended September 30, 2017, there were no transfers between level 1 and level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of December 31, 2016	$1,452,303	—	$503,166	$68,517	$2,023,986
Transfers into Level 3	—	$104,588	—	—	104,588
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)[1]	1,925,546	386,025	(184,185)	72,838	2,200,224
Purchases	—	—	—	—	—
Sales	—	—	—	—	—

Closing Balance, as of September 30, 2017	$3,377,849	$490,613	$318,981	$141,355	$4,328,798

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[1]	$1,925,546	$386,025	$(184,185)	$72,838	$2,200,224

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2017 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $318,981. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs	Range of unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$3,377,849	Income	Discount Rate[1]	1.72%	—
			Discount Rate[1]	3.20%	—
			Time to Exit[1]	1 — 9 years	—
Other Interests	490,613	Income	Discount Rate[1]	2.5%	—
Rights	141,355	Market	Scenario Probability[2]	60%	—
			Time to Exit[1]	2 years	—

Total	$4,009,817

[1] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[2]    Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

BLACKROCK HEALTH SCIENCES TRUST	SEPTEMBER 30, 2017	8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date: November 20, 2017